Income Taxes	12 Months Ended
Jun. 30, 2022
Income taxes [Abstract]
Income Taxes	Income Taxes

Accounting Policy

Tax expense recognized in profit or loss comprises the sum of current and deferred taxes not recognized in other comprehensive (loss) income or equity.

Current tax assets and liabilities

Current tax assets and/or liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted at the end of the reporting period. Current tax assets arise when the amount paid for taxes exceeds the amount due for the current and prior periods.

Deferred tax assets and liabilities

Deferred taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realization, provided they are enacted or substantively enacted at the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Significant estimates are required in determining the Company’s provision for income taxes and uncertain tax positions. Some of these estimates are based on interpretations of existing tax laws or regulations. Various internal and external factors may have favorable or unfavorable effects on the Company’s future effective tax rate. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, results of tax audits by tax authorities, future levels of research and development spending, changes in estimates related to repatriation of undistributed earnings of foreign subsidiaries, and changes in overall levels of pre-tax earnings. The realization of the Company’s deferred tax assets is primarily dependent on whether the Company is able to generate sufficient capital gains and taxable income prior to expiration of any loss carry forward balance. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment with regard to management’s assessment of the long-range forecast of future taxable income and the evaluation of tax planning initiatives. Adjustments to the deferred tax valuation allowances are made to earnings in the period when such assessments are made.

The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with a tax authority that has all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will result, no tax benefit has been recognized in the consolidated financial statements.

The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (June 30, 2021 - 27.0%) to income (loss) before income tax for the following reasons:

	June 30, 2022	June 30, 2021
	$.	$
Income (loss) before tax	(1,720,120)	(699,798)
Combined federal and provincial rate	27.0%	27.0%
Expected tax recovery	(464,432)	(188,945)
Change in estimates from prior year	401	1,054
Foreign exchange	1,381	1,464
Non-deductible expenses	9,033	6,629
Non-deductible (non-taxable) portion of capital items	(19,518)	2,678
Non-deductible loss on conversion of debt	—	—
Goodwill and other impairment items	246,177	326
Tax impact on divestitures	—	6,295
Difference in statutory tax rate	24,346	14,755
Effect of change in tax rates	(385)	55
Changes in deferred tax benefits not recognized	200,856	149,368
Income tax recovery	(2,141)	(6,321)

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of asset and liabilities for financial reporting purposes and their tax values. Movements in deferred tax assets (liabilities) at June 30, 2022 and 2021 are comprised of the following:

	Balance, June 30, 2021	Deferred tax assets (liabilities) assumed from acquisition	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, June 30, 2022
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	110,085	3,062	(85,288)	(975)	(2,193)	24,691
Capital Losses	451	—	(451)	—	—	—
Finance costs	813	—	(803)	—	—	10
Investment tax credit	1,471	—	(189)	—	—	1,282
Derivatives	734	—	(708)	—	—	26
Leases	14,937	—	(6,219)	—	—	8,718
Others	5,455	—	83	—	—	5,538
Total deferred tax assets	133,946	3,062	(93,575)	(975)	(2,193)	40,265

Deferred tax liabilities
Convertible debenture	(29,627)	—	17,731	—		(11,896)
Investment in associates	1,409	(1)	(1,416)	—	—	(8)
Derivatives	(393)	—	393	—	—	—
Intangible assets	(78,900)	(4,478)	71,880	578	—	(10,920)
Property, plant and equipment	(15,239)	(558)	10,398	430	—	(4,969)
Inventory	(8,296)	(857)	(2,466)	(29)	—	(11,648)
Biological assets	(2,900)	(30)	(752)	(4)	—	(3,686)
Total deferred tax liabilities	(133,946)	(5,924)	95,768	975	—	(43,127)

Net deferred tax liabilities	—	(2,862)	2,193	—	(2,193)	(2,862)

	Balance, June 30, 2020	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, Jun 30, 2021
	$	$	$	$	$
Deferred tax assets
Non-capital losses	125,008	(5,817)	(415)	(8,691)	110,085
Capital losses	501	(50)	—	—	451
Finance costs	9,689	(14,985)	—	6,109	813
Investment tax credit	569	902	—	—	1,471
Derivatives	420	314	—	—	734
Leases	13,075	1,892	(30)	—	14,937
Others	—	5,455	—	—	5,455
Total deferred tax assets	149,262	(12,289)	(445)	(2,582)	133,946

Deferred tax liabilities
Convertible debenture	(33,787)	4,160	—	—	(29,627)
Investment in associates	—	1,409	—	—	1,409
Derivatives	—	(393)	—	—	(393)
Intangible assets	(90,952)	11,830	222	—	(78,900)
Property, plant and equipment	(7,118)	(8,355)	234	—	(15,239)
Inventory	(18,306)	10,042	(32)	—	(8,296)
Biological assets	(2,496)	(411)	7	—	(2,900)
Others	(549)	549	—	—	—
Total deferred tax liabilities	(153,208)	18,831	431	—	(133,946)

Net deferred tax liabilities	(3,946)	6,542	(14)	(2,582)	—

Deferred tax assets (liabilities) as presented in the Consolidated Statements of Financial Position are as follows:

	June 30, 2022	June 30, 2021
	$	$
Deferred tax assets	—	—
Deferred tax liabilities	(2,862)	—
Net deferred tax assets (liabilities)	(2,862)	—

Deferred tax assets have not been recognized with respect to the following deductible temporary differences:

	2022	2021
	$	$
Non-capital losses carried forward	1,159,836	570,195
Investment in associates	47,983	—
Capital losses	135,259	132,456
Property, plant, and equipment	584,013	359,455
Intangible assets	37,953	11,701
Goodwill	32,755	33,764
Marketable Securities	23,744	28,323
Investment tax credits	5,021	5,028
Derivatives	12,722	—
Capital lease obligations	1,553	2,462
Other	37,365	55,537
	2,078,204	1,198,921
The Company has income tax loss carryforwards of approximately $1,110.6 million (June 30, 2021 - $881.5. million) which are predominately from Canada and if unused, will expire between 2022 to 2042.